Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2024
VIP Investment Grade Bond Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.11%
Past 5 years	1.93%
Past 10 years	2.29%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%